April 16, 2013

Orinda SkyView Macro Opportunities Fund

A series of Advisors Series Trust

Class A Shares (OMOAX)
Class I Shares (OMOIX)

Supplement to the Prospectus and
Summary Prospectus dated April 30, 2012, as supplemented

Effective immediately, Glaxis Capital Management, LLC (“Glaxis”) has been engaged as a sub-adviser, and Paul V. Holland and Matthew M. Miller, CFA of Glaxis are added as portfolio managers, to the Orinda SkyView Macro Opportunities Fund (the “Fund”).  Accordingly, please see the following revisions to the Fund’s Prospectus and Summary Prospectus each dated April 30, 2012, as supplemented. Note that this Supplement supersedes previous supplements where applicable.

•	The following information replaces the table on page 7 of the Fund’s Prospectus and page 6 of the Fund’s Summary Prospectus (Changes are in bold face type and underlined):

Management
Investment Adviser	Portfolio Manager	Managed the Fund Since:
Orinda Asset Management, LLC	Craig Kirkpatrick, Managing Partner, President	2013
Lead Sub-Adviser	Portfolio Managers	Managed the Fund Since:
SkyView Investment Advisors, LLC	Steven J. Turi, Managing Partner, CIO Lawrence P. Chiarello, Partner, PM Hilde J. Hovnanian, CFA, Partner, PM	2012 2012 2012
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
2100 Xenon Group, LLC	Jay R. Feuerstein, CEO, CIO	2012
Covenant Financial Services, LLC	Stephen E. Shafer, CIO	2012
Crescat Portfolio Management, LLC	Kevin C. Smith, CIO	2012
Glaxis Capital Management, LLC	Paul V. Holland, Partner, PM Matthew M. Miller, CFA, Partner, PM	2013
Sunrise Capital Partners, LLC	Gary Davis, Partner Richard Slaughter, Partner	2012 2012

•	The following table replaces the table on page 19 of the Fund’s Prospectus in the sub-section entitled “The Sub-Advisers and Portfolio Managers” (Changes are in bold face type and underlined):

The particular investment strategy primarily employed by each Sub-Adviser is as follows:

Sub-Adviser	Investment Strategy
2100 Xenon Group, LLC Jay R. Feuerstein	Systematic
Covenant Financial Services, LLC Stephen E. Shafer	Global Macro
Crescat Portfolio Management, LLC Kevin C. Smith	Global Macro
Glaxis Capital Management, LLC Paul V. Holland and Matthew M. Miller	Global Macro
Sunrise Capital Partners, LLC Gary Davis and Richard Slaughter	Systematic
SkyView Investment Advisors, LLC Steven J. Turi, Lawrence P. Chiarello and Hilde J. Hovnanian	Liquidity Management

•	The following information is added to the sub-section beginning on page 19 of the Prospectus entitled “The Sub-Advisers and Portfolio Managers”:

Glaxis Capital Management, LLC (“Glaxis”), 443 John Ringling Boulevard, Suite G, Sarasota, FL 34236, is an SEC registered investment advisory firm specializing in providing investment management services to individuals, investment companies, pooled investment vehicles, pension and profit sharing plans and other investment advisers since 2005.

Paul V. Holland
Paul V. Holland has been a Partner and Portfolio Manager at Glaxis since 2005.  He currently serves as Portfolio Manager of Glaxis Global Partners I, LP, Glaxis Insurance Dedicated Fund, LP and numerous separately managed accounts.  From April 1997 to December 2004, Mr. Holland was a founding Partner at BPI Global Opportunities Fund.  Mr. Holland has a B.A. in Economics from Concordia College.

Matthew M. Miller, CFA,
Matthew M. Miller, CFA has been a Partner and Portfolio Manager at Glaxis since 2005.  He currently serves as Portfolio Manager of Glaxis Global Partners I, LP, Glaxis Insurance Dedicated Fund, LP and numerous separately managed accounts.  From March 1997 to December 2004, Mr. Miller was Head Trader with BPI Global Asset Management, LLP.  Mr. Miller has a B.A. in Finance from Stetson University.

•	The following text is added to the section beginning on page 21 entitled “Similarly Managed Sub-Adviser Fund Performance”:

The chart below shows the historical performance of Glaxis Global Partners I, LP, (“Glaxis Global Partners”) a global macro strategy managed by Glaxis.  The global macro strategy employed in connection with Glaxis Global Partners is substantially similar to the investment strategy to be employed for the Fund.

The performance below is shown net of actual management and performance fees for Glaxis Global Partners, which currently charges a 1.5% annual management fee and a 20% performance fee with a high water mark.    The performance fee is subject to a 4% hurdle rate as no performance fee is paid on the first 4% earned annually.  The fees and expenses associated with an investment in Glaxis Global Partners have generally lower than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the Fund, so that if Glaxis Global Partners’ expenses were adjusted for the Fund’s expenses, its performance would have been lower.  Performance shown was calculated using the time-weighted rate of return methodology.

Year/Period	Glaxis Global Partners I LP P erformance - Net	S&P 500 Index (w/ divs) (1)	Treasury Bill, US 90- Day	Barclays Cap. Aggregate Bond Index
1 Year (2)	-1.15%	13.96%	0.08%	3.77%
3 Years (3)	4.92%	12.67%	0.09%	5.52%
5 Years (4)	5.44%	5.81%	0.26%	5.47%
Since Inception (5)	9.15%	5.74%	1.72%	5.22%
2013 (6)	5.33%	10.61%	0.02%	-0.12%
2012	-2.92%	16.00%	0.07%	4.22%
2011	2.60%	2.11%	0.06%	7.84%
2010	12.20%	15.06%	0.13%	6.54%
2009	5.06%	26.46%	0.13%	5.93%
2008	2.34%	-37.00%	1.49%	5.24%
2007	6.28%	5.49%	4.55%	6.97%
2006	26.33%	15.79%	4.82%	4.33%
2005 (7)	20.29%	7.53%	2.93%	1.79%

Since Inception	Covenant Global Alpha Composite	S&P 500 Index (w/ divs) (1)	Treasury Bill, US 90- Day	Barclays Cap. Aggregate Bond Index
Correlation(8)	-	0.41	0.17	-0.13
Beta(9)	-	0.21	2.48	-0.31
Worst Drawdown(10)	-6.32%	-50.95%	N/A	-3.83%

(1)
The S&P 500 Index (with dividends reinvested) consists of 500 stocks chosen for the market size, liquidity and industry group representation.  It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance.  Investors cannot invest directly in an index.  The index figure does not reflect any deduction for fees, expenses, or taxes.

(2)	April 1, 2012 through March 31, 2013
(3)	April 1, 2010 through March 31, 2013
(4)	April 1, 2008 through March 31, 2013
(5)	February 14, 2005 through March 31, 2013 for Glaxis Global Partners & February 1, 2005 through March 31, 2013 for the indices
(6)	Returns for 2013 are through March 31, 2013
(7)	Returns for 2005 begin as of February 14, 2005

(8)
Correlation is a statistical measure of how two securities move in relation to each other. Correlation ranges between -1 and +1. Perfect positive correlation (a correlation co-efficient of +1) implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. Alternatively, perfect negative correlation means that if one security moves in either direction the security that is perfectly negatively correlated will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

(9)
Beta is a measure of the volatility of a security or a portfolio in comparison to the market as a whole. Beta is calculated using regression analysis, and refers to the tendency of a security's returns to respond to swings in the market. A beta of 1 indicates that the security's price will move with the market. A beta of less than 1 means that the security will be less volatile than the market. A beta of greater than 1 indicates that the security's price will be more volatile than the market.

(10)	Worst Drawdown refers to the peak-to-trough decline during a specific record period of Glaxis Global Partners I, LP. A drawdown is usually quoted as the percentage between the peak and the trough.

Please retain this Supplement with your Prospectus and Summary Prospectus.

April 16, 2013

Orinda SkyView Macro Opportunities Fund

A series of Advisors Series Trust

Class A Shares (OMOAX)
Class I Shares (OMOIX)

Supplement to the Statement of Additional Information (“SAI”)
dated April 30, 2012, as supplemented

Effective immediately, Glaxis Capital Management, LLC (“Glaxis”) is added as a sub-adviser, and Paul V. Holland and Matthew M. Miller, CFA of Glaxis are added as portfolio managers, to the Orinda SkyView Macro Opportunities Fund (the “Fund”).  Accordingly, please see the following revisions to the Fund’s SAI dated April 30, 2012, as supplemented. Note that this Supplement supersedes previous supplements where applicable.

•	The first two paragraphs under the heading “The Fund’s Investment Adviser and Sub-Adviser” beginning on page 34 of the SAI are deleted and replaced with the following:

Orinda Asset Management, LLC acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Adviser selects each Sub-Adviser to the Fund and each performs its responsibilities pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.  SkyView Investment Advisors, LLC (“SkyView”), 2100 Xenon Group, LLC (“2100 Xenon”), Covenant Financial Services, LLC (“CFS”), Crescat Portfolio Management, LLC (“Crescat”), Glaxis Capital Management, LLC (“Glaxis”) and Sunrise Capital Partners, LLC (“Sunrise”) serve as Sub-Advisers to the Fund.

The Adviser is wholly owned by Orinda Investment Partners, LLC, an investment partnership, which is controlled by Craig Kirkpatrick, Managing Partner, President and Portfolio Manager of the Fund, due to his greater than 25% ownership of the voting securities of Orinda Investment Partners, LLC.  Messrs. Steven J. Turi, a Portfolio Manager of the Fund, and Andrew J. Melnick, Chief Compliance Officer of SkyView, are control persons of SkyView due to each person’s greater than 25% ownership of SkyView.  Messrs. Jay R. Feuerstein, Chief Executive Officer and Chief Investment Officer of 2100 Xenon, and Portfolio Manger of the Fund, and Jeffrey P. Bolduc, Director of Research of 2100 Xenon, are each control persons of 2100 Xenon due to each person’s greater than 25% ownership of 2100 Xenon.  Messrs. Stephen E. Shafer, Chief Investment Officer of CFS and a Portfolio Manager of the Fund, and Stephen Hartman, Chief Operating Officer and Chief Compliance Officer of CFS, are control persons of CFS due to each person’s 25% or greater ownership of CFS.  Kevin C. Smith, Chief Investment Officer of Crescat and Portfolio Manager of the Fund, is the sole control person of Crescat due to his 100% ownership of Crescat.  Messrs. Paul V. Holland, Partner of Glaxis and Portfolio Manager of the Fund, and Matthew H. Miller, CFA, Partner of Glaxis and Portfolio Manager of the Fund, are each control persons of Glaxis due to each person’s greater than 25% ownership of Glaxis.  Sunrise Capital Partners and Commodity Monitors, Inc. are each a control person of Sunrise due to each having an ownership interest greater than 25% in Sunrise.  Sunrise Capital Partners is controlled by Gary Davis, Portfolio Manager of the Fund.  Commodity Monitors, Inc. is controlled by Rick Slaughter, Portfolio Manager of the Fund, and Jack Forrest.

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•	The following disclosure is added to the section titled “Portfolio Managers” beginning on page 38 of the SAI:

Mr. Paul V. Holland and Mr. Matthew M. Miller, CFA are the portfolio managers principally responsible for the day-to-day management of Glaxis’ allocated portion of the Fund’s portfolio.  The following table shows the number of other accounts managed by Messrs. Holland and Miller and the total assets in the accounts managed within various categories as of February 28, 2013.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Paul V. Holland	1	$13 million	2	$95.4 million	4	$9.6 million
Matthew M. Miller	1	$13 million	2	$95.4 million	4	$9.6 million

The following table shows the number of other accounts managed by Messrs. Holland and Miller and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Paul V. Holland	0	$0	2	$67.7 million	0	$0
Matthew M. Miller	0	$0	2	$67.7 million	0	$0

Glaxis – Material Conflicts of Interest.
The receipt of performance-based fees from some of Glaxis’ other private investment funds creates an inherent conflict of interest with the Fund.  Because portfolio manager compensation may be higher for those accounts paying performance-based fees, managers may be incentivized to show preference to those accounts over other accounts they manage.  In order to address these conflicts of interest, Glaxis has adopted a set of policies and procedures and uses a non-preferential allocation system with allocations determined prior to orders being executed.

Glaxis – Compensation.
Messrs. Holland and Miller each receive an annual salary based upon budgeted income and expenses for the year.  They may also be paid an annual bonus should the firm generate profits in excess of all expenses.

Securities Owned in the Fund by the Portfolio Managers.  As of the date of this Supplement, Messrs. Holland and Miller did not beneficially own any shares of the Fund.

*   *   *   *   *

Please retain this Supplement with your SAI for future reference.

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